EXPLORATION, EVALUATION AND DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Detailed Information About Exploration [Abstract]
Disclosure of detailed information about exploration, evaluation and development expenditures [Table Text Block]
	Years ended
	December 31, 2023	December 31, 2022

Depreciation	$528	$624
Share-based compensation	478	427
Exploration salaries, wages and benefits	3,056	1,829
Direct exploration expenditures	6,097	6,167
Evaluation and development salaries, wages and benefits	2,344	2,299
Direct evaluation and development expenditures	2,610	4,840
	$15,113	$16,186